Lease Liabilities	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Lease Liabilities	Note 20 | Lease liabilities
As at December 31	Average Rate of Interest (%)	2024	2023
Lease liabilities – non-current	4.7	999	999
Current portion of lease liabilities	5.0	356	327
Total		1,355	1,326